Share repurchase program (Narrative) (Detail) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CHF (SFr) shares	Dec. 31, 2025 USD ($) shares
From 2022
Share Repurchse Program [Line Items]
Maximum amount intended for the purchase of own registered shares as part of the share repurchase program | $		$ 6,000
Shares aquired as part of the share repurchase program	120,506,008	120,506,008
Amount invested to aquire own registered shares as part of the share repurchase program	SFr 2,138	$ 2,277
From 2024
Share Repurchse Program [Line Items]
Shares aquired as part of the share repurchase program	64,000,000	64,000,000
Amount invested to aquire own registered shares as part of the share repurchase program	SFr 1,739	$ 2,000
From 2025
Share Repurchse Program [Line Items]
Shares aquired as part of the share repurchase program	53,000,000	53,000,000
Amount invested to aquire own registered shares as part of the share repurchase program	SFr 1,602	$ 2,000